Interest and Finance Costs (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Interest and Debt Expense [Abstract]
Interest expense	$ 14,841	$ 13,773
Interest capitalized	(5,863)	(3,548)
Swap effect	22,694	24,686
Amortization and write off of financing costs	611	540
Commitment fees	1,691	2,635
Bank charges and other	134	151
Total	$ 34,108	$ 38,237